UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2008

	Shares	Value
Third Party Trust Preferreds - 48.63%

Corporate Bond Trust Certificates - 48.63%
BAC Capital Trust III - 7.0%	21,000	509,460
Bank One Cap VI 7.20%	25,000	618,750
BNY Capital V Trust Preferred - 5.95%	17,000	364,650
Citigroup Capital VI - 7.125%	25,000	553,750
Corporate-Backed Trust Boeing - 6.05%	13,900	329,986
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	29,000	718,330
Corporate-Backed Trust Lehman Brothers FDX- 7.75%	30,100	297,388
Corporate-Backed Trust Lehman Brothers HSBC- 6.25%	8,000	160,480
Corporate-Backed Trust Lehman Brothers VZ- 7.625%	30,000	752,400
Corporate-Backed Trust Motorola - 8.2%	6,000	137,700
CorTS Trust II BellSouth	21,000	472,500
CorTS Trust Disney - 6.875%	28,800	720,288
CorTS Trust IBM - 7.0%	32,000	821,760
General Electric Capital	15,000	381,300
MBNA Capital D - 8.125%	15,000	373,200
Merrill Lynch Preferred- 7.0%	15,000	305,400
NB Capital Corporation - 8.350%	3,900	83,811
Preferredplus Trust - Liberty Media Corp. - 7.0%	3,000	61,890
Preferredplus Trust - Goodrich Corp. - 7.875%	10,900	272,827
Preferredplus Trust - Goldman Sachs - 6.0%	10,000	214,000
Viacom Inc New 6.85%	25,500	593,385
Wachovia Capital Trust IV - 6.75%	25,000	533,750
TOTAL THIRD PARTY TRUST PREFERREDS (Cost $9,838,329)		9,277,005

Investment Companies - 29.80%

Closed-End Income Funds - 22.99%
John Hancock Income Securities Trust	42,000	539,280
John Hancock Patriot Select Dividend	70,000	644,000
Montgomery Street Income	50,000	803,000
Nuveen Preferred & Convertible Income Fund	75,000	762,750
Nuveen Preferred & Convertible Income Fund 2	50,000	509,000
Putnam Master Intermediate Income	105,000	647,850
Rivus Bond Fund	28,000	479,920
		4,385,800

Closed-End Funds, Senior Securities - 8.44%
Gabelli Convertible and Income Securities Fund, Inc. - 6.00%	10,000	237,000
Gabelli Dividend & Income Fund - 5.875%	29,100	683,850
Royce Value Trust Inc. - 5.90%	29,000	688,750
		1,609,600

TOTAL INVESTMENT COMPANIES (Cost $6,308,448)		5,995,400

Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
March 31, 2008
	Shares	Value

REIT Preferred Shares - 13.63%
Equity Residential - 6.48%, Sereies N	27,600	605,268
Kimco Realty - 6.650%, Series F	30,000	640,500
Prologis Trust G - 6.750%, Series G	28,400	665,980
Public Storage - 7.5%, Series V	20,000	483,400
Public Storage - 6.45%, Series X	10,000	205,500
TOTAL REIT PREFERRED SHARES (Cost $2,789,046)		2,600,648

Money Market Securities - 5.33%
First American Government Obligations Fund -
Class Y, 2.25% (a)	1,016,316	1,016,316

TOTAL INVESTMENTS (Cost $19,952,139) - 99.03%		$ 18,889,369

Other Assets less Liabilities- 0.97%		185,924

TOTAL NET ASSETS - 100%		$ 19,075,293

(a) Variable rate security; the coupon rate shown represents the rate on March 31, 2008.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2008

	Shares	Value
Common Stocks - 81.73%

Aerospace & Defense - 5.15%
Boeing Co.	4,000	297,480
L-3 Communications Holdings, Inc.	4,000	437,360
		734,840

Computer & Telecom Equipment - 20.19%
Cisco Systems Inc. (a)	22,000	529,980
EMC Corp. (a)	35,000	501,900
Intel Corporation	30,000	635,400
International Business Machines Corp.	6,000	690,840
Xerox Corporation	35,000	523,950
		2,882,070

Consumer Products and Services - 8.24%
3M Company	6,000	474,900
Procter & Gamble	10,000	700,700
		1,175,600
Energy - 6.44%
Anadarko Petroleum, Inc.	5,000	315,150
Apache Corp.	5,000	604,100
		919,250

Entertainment & Media - 14.20%
International Game Technology	12,000	482,520
Gannett Company, Inc.	10,000	290,500
Time Warner, Inc.	40,000	560,800
Walt Disney Co.	17,000	533,460
		1,867,280

Financial Services - 4.58%
American Express Co.	12,000	524,640
American International Group	3,000	129,750
		654,390

Healthcare - 6.23%
Johnson & Johnson	5,000	324,350
Pfizer Inc.	27,000	565,110
		889,460

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2008

Common Stocks - 81.73% Continued	Shares	Value

Machinery and Equipment - 17.82%
Caterpillar Inc.	3,000	234,870
General Electric Co.	20,000	740,200
ITT Corporation	10,000	518,100
Snap-On Incorporated	12,000	610,200
Tyco International LTD.	10,000	440,500
		2,543,870

TOTAL COMMON STOCKS (Cost $10,532,039)		11,666,760

Investment Companies - 8.59%
Boulder Total Return Fund, Inc.	11,000	220,880
Gabelli Dividend & Income Trust	40,000	712,800
Nuveen Core Equity Alpha Fund	20,000	293,200
Total Investment Companies (Cost $1,236,315)		1,226,880

Money Market Securities - 87.73%
First American Government Obligations Fund -	1,749,850	1,749,850
Class Y, 2.25% (b)		1,749,850

TOTAL INVESTMENTS (Cost $13,518,203) - 102.58%		$ 14,643,490

Liabilities in Excess of Other Assets - (2.58)%		(367,850)

TOTAL NET ASSETS - 100.00%		$ 14,275,640

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2008.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2008

	Shares	Value
Common Stocks - 55.01%

Computer Equipment and Software - 12.37%
Active Power Inc. (a)	25,000	46,500
Adaptec Inc. (a)	135,000	396,900
Applied Digital Solutions (a)	100,000	66,000
LSI Logic Corp. (a)	75,000	371,250
Symmetricom, Inc. (a)	70,000	244,300
		1,124,950

Consumer Products and Services - 6.71%
Ashworth Inc. (a)	100,000	288,000
Eddie Bauer Holdings, Inc. (a)	30,000	116,700
General Motors Corporation Convertible Pfd.	2,500	41,250
Nautilus Group	50,000	164,500
		610,450

Corporate Services - 6.67%
Gevity HR Inc.	70,000	606,200
		606,200

Entertainment & Media -1.42%
Journal Register	235,000	129,250
		129,250

Financial - 4.50%
AmeriServ Financial Inc. (a)	88,000	245,520
		245,520

Healthcare - 7.75%
Albany Molecular Research Inc. (a)	25,000	303,500
Candela Corporation (a)	4,200	14,280
Ore Pharmaceuticals Inc. (Gene Logic Inc.) (a)	257,000	141,350
Safeguard Scientific, Inc. (a)	165,000	245,850
		704,980

Insurance- 2%
Quanta Capital Holdings Ltd. (a)	105,000	181,650
		181,650

Oil and Gas- 3.26%
Meridian Resource Corp. (a)	200,000	296,000
		296,000

Telecommunications - 2.58%
Sprint Nextel Corporation	35,000	234,150
		234,150

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2008

	Shares	Value
Common Stocks - 55.01% continued

Affiliated Issuers - 8.80%
Mace Security International (a) (c)	225,000	339,750
PVF Capital Corp. (c)	35,000	381,150
REMEC, Inc. (a) (c)	150,000	147,000
Total Affiliated Issuers (Cost $984,287)		867,900

TOTAL COMMON STOCKS (Cost $6,295,989)		5,001,050

Investment Companies - 15.48%
Boulder Total Return Fund	27,000	542,160
Dreyfus High Yield	60,000	208,200
Gabelli Dividend & Income Trust	28,000	498,960
New America High Income Fund	100,000	158,000
Total Investment Companies (Cost $1,399,187)		1,407,320

Options - 0.1%
Time Warner Inc. Calls 4/20/08 @ 20.00 (a)	100,000	5,000
Time Warner Inc. Calls 4/19/08 @ 22.50 (a)	150,000	4,500
Total Options (Cost $35,250)		9,500

Money Market Securities - 27.35%
First American Government Obligations Fund -	2,487,697	2,487,697
Class Y, 2.25% (b)		2,487,697

TOTAL INVESTMENTS (Cost $10,218,122) - 97.95%		$ 8,905,567

Other Assets less Liabilities- 2.06%		186,982

TOTAL NET ASSETS - 100.00%		$ 9,092,549

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2008.
(c) Fund, Advisor, and other related entities own more than 5% of security.

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments
March 31, 2008

	Shares	Value
Common Stocks - 97.17%

Aerospace & Defense - 19.65%
AeroVironment, Inc. (a)	2,000	40,900
Allied Defense Group (a)	7,500	44,250
DRS Technologies	1,500	87,420
Esterline Technolgies Corp. (a)	1,000	50,370
Kopin Corp. (a)	7,500	19,950
L-3 Communications Holdings Inc.	1,400	153,076
MTC Technologies (a)	3,000	71,340
Point Blank Solutions (a)	12,000	41,760
Sparton Corporation (a)	5,000	20,600
		529,666

Bio-Terror Detection and Defense - 11.15%
Combimatrix Group (a)	4,500	43,560
Carrington Laboratories, Inc. (a)	25,000	13,500
Cepheid Inc. (a)	4,500	109,755
Emergent Biosolutions, Inc. (a)	15,000	133,800
		300,615

Corporate and Personal Security - 9.96%
Actividentity Corp. (Activcard) (a)	25,000	62,500
Applied Digital Solutions Inc. (a)	21,000	13,860
Fortress International Group, Inc. (a)	10,000	42,500
Henry Bros. Electronics Inc. (a)	12,500	61,875
ID Systems, Inc. (a)	7,500	56,325
L-1 Identity Solutions Inc. (a)	2,365	31,455
		268,515

Disaster Response - 8.62%
Lakeland Industries (a)	10,000	117,000
Mine Safety Appliances Co.	2,500	102,975
TVI Corp. (a)	40,000	12,400
		232,375

Radiation Detection and Protection - 3.3%
Implant Sciences Corp. (a)	27,500	31,900
RAE Systems Inc. (a)	30,000	57,000
		88,900

Surveillance and Border Security - 27.3%
Security With Advanced Technology, Inc. (A4S) (a)	5,000	3,000
Analogic Corp.	1,000	66,540
Applied Signal Technology Inc.	10,000	118,000
Argon ST Inc. (a)	1,000	17,010
China Security & Surveillance, Inc. (a)	7,500	133,125
Digimarc Corp. (a)	12,500	124,875
EFJ Inc. (a)	25,000	30,000
FLIR Systems Inc. (a)	5,000	150,450
ICOP Digital, Inc. (a)	10,000	22,300
Lasercard Corp. (a)	4,500	38,205
Verint Systems Inc. (a)	2,000	32,260
		735,765

Ancora Trust
Ancora Homeland Security Fund
Schedule of Investments - continued
March 31, 2008

Common Stocks - 97.17% Continued	Shares	Value

Transportation Security - 14.38%
American Science and Engineering Inc.	1,000	54,570
Cogent Inc. (a)	12,500	117,875
Isonics Corp. (a)	10,000	320
Mercury Computer Sytems, Inc. (a)	7,500	42,150
OSI Systems Inc. (a)	7,500	172,650
		387,565

Affiliated Issuers - 2.80%
Mace Security International (a) (c)	50,000	75,500
		75,500

TOTAL COMMON STOCKS (Cost $3,237,727)		2,618,901
.
Money Market Securities - 2.17%
First American Government Obligations Fund -	58,359	58,359
Class Y, 2.25% (b)

TOTAL INVESTMENTS (Cost $3,296,086) - 100.76%		$ 2,677,260

Liabilities in Excess of Other Assets - (0.66)%		17,900

TOTAL NET ASSETS - 100.00%		$ 2,695,159

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2008.
(c) Fund, Advisor, and other related entities own more than 5% of security.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: April 18, 2008